Financial Guarantees and Condensed Consolidating Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Consolidating Statement of Operations
Net sales	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082	$ 1,859,914	$ 1,214,862	$ 1,155,163
Cost of goods sold									(1,526,406)	(1,018,806)	(957,917)
Gross profit	91,965	80,492	86,586	74,465	51,600	48,200	50,390	45,866	333,508	196,056	197,246
Selling, general and administrative expenses									(254,280)	(153,188)	(140,776)
Special charges, net									(59,185)	(33,188)	(19,592)
Other operating, net									(1,845)	(2,512)	287
Operating income (loss)									18,198	7,168	37,165
Other income (expense):
Interest expense									(96,153)	(55,974)	(50,414)
Debt Modification and Extinguishment Expense									(15,725)	(3,334)	0
Intercompany royalty and technical service fees									0	0	0
Foreign currency and other, net									(27,083)	(8,851)	(5,134)
Equity in earnings of subsidiaries									0	0	0
Income (loss) before income taxes									(120,763)	(60,991)	(18,383)
Income tax (provision) benefit									1,523	36,024	(7,655)
Net income (loss)	(30,652)	(57,151)	(21,941)	(9,496)	(2,567)	(8,267)	(7,906)	(6,227)	(119,240)	(24,967)	(26,038)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest									(3,943)	(34)	0
Net income (loss) attributable to Polymer Group, Inc.	(30,925)	(55,228)	(19,664)	(9,480)	(2,533)	(8,267)	(7,906)	(6,227)	(115,297)	(24,933)	(26,038)
Comprehensive income (loss)									(166,355)	(18,270)	(43,678)
PGI (Issuer)
Condensed Consolidating Statement of Operations
Net sales									0	0	0
Cost of goods sold									(583)	(103)	131
Gross profit									(583)	(103)	131
Selling, general and administrative expenses									(51,197)	(44,835)	(40,053)
Special charges, net									(24,177)	(22,080)	(8,515)
Other operating, net									298	34	5
Operating income (loss)									(75,659)	(66,984)	(48,432)
Other income (expense):
Interest expense									(74,389)	(51,558)	(52,090)
Debt Modification and Extinguishment Expense									(13,350)	(3,334)
Intercompany royalty and technical service fees									13,904	20,405	17,097
Foreign currency and other, net									12,460	375	18,938
Equity in earnings of subsidiaries									9,646	64,273	32,077
Income (loss) before income taxes									(127,388)	(36,823)	(32,410)
Income tax (provision) benefit									12,091	11,890	6,372
Net income (loss)									(115,297)	(24,933)	(26,038)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest									0	0
Net income (loss) attributable to Polymer Group, Inc.									(115,297)	(24,933)
Comprehensive income (loss)									(166,355)	(18,270)	(43,678)
Guarantors
Condensed Consolidating Statement of Operations
Net sales									594,464	392,212	367,548
Cost of goods sold									(478,465)	(334,278)	(319,537)
Gross profit									115,999	57,934	48,011
Selling, general and administrative expenses									(55,105)	(28,744)	(24,190)
Special charges, net									(3,277)	(1,381)	(2,305)
Other operating, net									473	(442)	264
Operating income (loss)									58,090	27,367	21,780
Other income (expense):
Interest expense									11,678	14,655	21,192
Debt Modification and Extinguishment Expense									0	0
Intercompany royalty and technical service fees									(10,918)	(4,445)	(4,132)
Foreign currency and other, net									894	(246)	(18,901)
Equity in earnings of subsidiaries									(34,131)	(1,179)	19,260
Income (loss) before income taxes									25,613	36,152	39,199
Income tax (provision) benefit									(16,064)	28,758	(5,886)
Net income (loss)									9,549	64,910	33,313
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest									0	0
Net income (loss) attributable to Polymer Group, Inc.									9,549	64,910
Comprehensive income (loss)									(41,779)	75,369	17,536
Non-Guarantors
Condensed Consolidating Statement of Operations
Net sales									1,303,006	844,997	808,134
Cost of goods sold									(1,084,914)	(706,772)	(659,030)
Gross profit									218,092	138,225	149,104
Selling, general and administrative expenses									(147,978)	(79,609)	(76,533)
Special charges, net									(31,731)	(9,727)	(8,772)
Other operating, net									(2,616)	(2,104)	18
Operating income (loss)									35,767	46,785	63,817
Other income (expense):
Interest expense									(33,442)	(19,071)	(19,516)
Debt Modification and Extinguishment Expense									(2,375)	0
Intercompany royalty and technical service fees									(2,986)	(15,960)	(12,965)
Foreign currency and other, net									(40,437)	(8,980)	(5,171)
Equity in earnings of subsidiaries									0	0	0
Income (loss) before income taxes									(43,473)	2,774	26,165
Income tax (provision) benefit									5,496	(4,624)	(8,141)
Net income (loss)									(37,977)	(1,850)	18,024
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest									(3,943)	(34)
Net income (loss) attributable to Polymer Group, Inc.									(34,034)	(1,816)
Comprehensive income (loss)									(56,270)	(1,496)	481
Eliminations
Condensed Consolidating Statement of Operations
Net sales									(37,556)	(22,347)	(20,519)
Cost of goods sold									37,556	22,347	20,519
Gross profit									0	0	0
Selling, general and administrative expenses									0	0	0
Special charges, net									0	0	0
Other operating, net									0	0	0
Operating income (loss)									0	0	0
Other income (expense):
Interest expense									0	0	0
Debt Modification and Extinguishment Expense									0	0
Intercompany royalty and technical service fees									0	0	0
Foreign currency and other, net									0	0	0
Equity in earnings of subsidiaries									24,485	(63,094)	(51,337)
Income (loss) before income taxes									24,485	(63,094)	(51,337)
Income tax (provision) benefit									0	0	0
Net income (loss)									24,485	(63,094)	(51,337)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest									0	0
Net income (loss) attributable to Polymer Group, Inc.									24,485	(63,094)
Comprehensive income (loss)									$ 98,049	$ (73,873)	$ (18,017)